TAXES BASED ON INCOME - Net Operating Loss and Tax Carryforwards (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Jan. 02, 2016
Net operating loss and tax carryforwards
Tax credit carryforwards before tax effect	$ 111.3	$ 114.4
Net operating loss and credit carryforward
Net operating loss and tax carryforwards
Net operating loss carryforwards	689.9
Tax credit carryforwards before tax effect	111.3
Expires in 2017
Net operating loss and tax carryforwards
Net operating loss carryforwards	10.0
Expires in 2018
Net operating loss and tax carryforwards
Net operating loss carryforwards	12.6
Expires in 2019
Net operating loss and tax carryforwards
Net operating loss carryforwards	4.7
Expires in 2020
Net operating loss and tax carryforwards
Net operating loss carryforwards	5.4
Expires in 2021
Net operating loss and tax carryforwards
Net operating loss carryforwards	4.1
Expires in 2022
Net operating loss and tax carryforwards
Net operating loss carryforwards	9.6
Expires in 2023
Net operating loss and tax carryforwards
Net operating loss carryforwards	6.7
Expires in 2024
Net operating loss and tax carryforwards
Net operating loss carryforwards	11.2
Expires in 2025
Net operating loss and tax carryforwards
Net operating loss carryforwards	4.4
Expires in 2026
Net operating loss and tax carryforwards
Net operating loss carryforwards	0.5
Expires in 2027
Net operating loss and tax carryforwards
Net operating loss carryforwards	0.2
Expires in 2028
Net operating loss and tax carryforwards
Net operating loss carryforwards	0.5
Indefinite life/no expiration
Net operating loss and tax carryforwards
Net operating loss carryforwards	620.0
Expires in 2017
Net operating loss and tax carryforwards
Tax credit carryforwards before tax effect	0.6
Expires in 2018
Net operating loss and tax carryforwards
Tax credit carryforwards before tax effect	13.1
Expires in 2019
Net operating loss and tax carryforwards
Tax credit carryforwards before tax effect	33.1
Expires in 2020
Net operating loss and tax carryforwards
Tax credit carryforwards before tax effect	15.8
Expires in 2021
Net operating loss and tax carryforwards
Tax credit carryforwards before tax effect	0.4
Expires in 2022
Net operating loss and tax carryforwards
Tax credit carryforwards before tax effect	9.6
Expires in 2023
Net operating loss and tax carryforwards
Tax credit carryforwards before tax effect	5.1
Expires in 2024
Net operating loss and tax carryforwards
Tax credit carryforwards before tax effect	0.3
Expires in 2025
Net operating loss and tax carryforwards
Tax credit carryforwards before tax effect	7.2
Expires in 2026
Net operating loss and tax carryforwards
Tax credit carryforwards before tax effect	3.7
Expires in 2027
Net operating loss and tax carryforwards
Tax credit carryforwards before tax effect	0.2
Expires in 2028
Net operating loss and tax carryforwards
Tax credit carryforwards before tax effect	0.1
Expires in 2029
Net operating loss and tax carryforwards
Tax credit carryforwards before tax effect	0.1
Expires in 2030
Net operating loss and tax carryforwards
Tax credit carryforwards before tax effect	0.1
Expires in 2031
Net operating loss and tax carryforwards
Tax credit carryforwards before tax effect	0.1
Expires in 2032
Net operating loss and tax carryforwards
Tax credit carryforwards before tax effect	1.6
Expires in 2033
Net operating loss and tax carryforwards
Tax credit carryforwards before tax effect	2.9
Expires in 2034
Net operating loss and tax carryforwards
Tax credit carryforwards before tax effect	2.5
Expires in 2035
Net operating loss and tax carryforwards
Tax credit carryforwards before tax effect	3.4
Expires in 2036
Net operating loss and tax carryforwards
Tax credit carryforwards before tax effect	3.0
Indefinite/no expiration
Net operating loss and tax carryforwards
Tax credit carryforwards before tax effect	8.4
Foreign
Net operating loss and tax carryforwards
Net operating loss carryforwards	$ 689.9	$ 825.8
Foreign | Maximum
Net operating loss and tax carryforwards
Expected period for certain indefinite-lived foreign net operating losses to be fully utilized	50 years
State
Net operating loss and tax carryforwards
Net operating loss carryforwards	$ 516.0
Operating loss carryforwards, valuation allowance	$ 513.7